Note 3 - Investments - Summary of Investments (Details) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Equity Securities [Member]
Fair Value	$ 1,285,759	$ 1,285,759
Cost basis	3,910,144	4,089,398
Unrealized Gain/(loss)	(5,516)	(1,171)
Equity securities	5,190,387	5,373,986
Mutual Funds [Member]
Fair Value	3,617,991	3,505,388
Cost basis	$ 58,014	$ 100,125
Unrealized Gain/(loss)
Equity securities	$ 3,676,005	$ 3,605,513
Certificates of Deposit [Member]
Fair Value	$ 133,729	$ 1,453,326
Cost basis
Unrealized Gain/(loss)
Equity securities	$ 133,729	$ 1,453,326